FHLB Advances And Other Debt (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	$ 110,951	$ 118,443
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	1,017	3,074
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	3,300	3,300
Single-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	87,076	79,144
Multi-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	10,970	21,258
Real Estate Commercial [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	5,750	6,639
Home Equity Line Of Credit [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged for secure advances	$ 2,838	$ 5,028